Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001826457
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	MONTE ROSA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40522
Entity Tax Identification Number	84-3766197
Entity Address, Address Line One	645 Summer Street
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	949-2643
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	GLUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false